Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000194063
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	CFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	2.58%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$9,675	$10,000	$10,000
11/17	$9,669	$10,960	$10,071
12/17	$9,698	$11,008	$10,111
1/18	$9,772	$10,902	$10,209
2/18	$9,785	$10,799	$10,229
3/18	$9,803	$10,853	$10,258
4/18	$9,847	$10,781	$10,300
5/18	$9,844	$10,840	$10,318
6/18	$9,837	$10,824	$10,329
7/18	$9,900	$10,847	$10,406
8/18	$9,929	$10,900	$10,448
9/18	$9,989	$10,853	$10,519
10/18	$9,973	$10,763	$10,516
11/18	$9,871	$10,811	$10,421
12/18	$9,557	$10,980	$10,156
1/19	$9,842	$11,132	$10,415
2/19	$10,012	$11,144	$10,580
3/19	$9,970	$11,345	$10,562
4/19	$10,133	$11,361	$10,736
5/19	$10,084	$11,535	$10,713
6/19	$10,104	$11,698	$10,739
7/19	$10,188	$11,733	$10,825
8/19	$10,179	$11,998	$10,795
9/19	$10,231	$11,946	$10,846
10/19	$10,200	$11,985	$10,797
11/19	$10,248	$11,982	$10,860
12/19	$10,427	$12,000	$11,034
1/20	$10,475	$12,216	$11,095
2/20	$10,317	$12,399	$10,949
3/20	$9,121	$12,156	$9,594
4/20	$9,419	$12,400	$10,026
5/20	$9,745	$12,516	$10,407
6/20	$9,787	$12,620	$10,525
7/20	$9,993	$12,842	$10,731
8/20	$10,114	$12,768	$10,892
9/20	$10,124	$12,745	$10,961
10/20	$10,126	$12,699	$10,983
11/20	$10,359	$12,865	$11,227
12/20	$10,471	$12,909	$11,378
1/21	$10,582	$12,828	$11,514
2/21	$10,623	$12,663	$11,581
3/21	$10,601	$12,515	$11,581
4/21	$10,641	$12,621	$11,641
5/21	$10,697	$12,669	$11,708
6/21	$10,730	$12,761	$11,752
7/21	$10,719	$12,889	$11,750
8/21	$10,776	$12,881	$11,806
9/21	$10,831	$12,771	$11,882
10/21	$10,852	$12,760	$11,913
11/21	$10,816	$12,776	$11,894
12/21	$10,898	$12,767	$11,970
1/22	$10,896	$12,487	$12,014
2/22	$10,838	$12,317	$11,952
3/22	$10,818	$11,986	$11,958
4/22	$10,810	$11,539	$11,984
5/22	$10,489	$11,603	$11,677
6/22	$10,144	$11,371	$11,424
7/22	$10,450	$11,657	$11,668
8/22	$10,599	$11,354	$11,844
9/22	$10,250	$10,865	$11,574
10/22	$10,358	$10,745	$11,689
11/22	$10,503	$11,146	$11,829
12/22	$10,514	$11,108	$11,878
1/23	$10,844	$11,453	$12,195
2/23	$10,917	$11,171	$12,265
3/23	$10,921	$11,434	$12,261
4/23	$11,036	$11,503	$12,390
5/23	$10,969	$11,384	$12,368
6/23	$11,242	$11,366	$12,648
7/23	$11,413	$11,378	$12,810
8/23	$11,528	$11,309	$12,960
9/23	$11,583	$11,040	$13,085
10/23	$11,529	$10,874	$13,083
11/23	$11,710	$11,363	$13,242
12/23	$11,929	$11,794	$13,460
1/24	$12,018	$11,766	$13,551
2/24	$12,117	$11,625	$13,674
3/24	$12,227	$11,739	$13,791
4/24	$12,290	$11,465	$13,874
5/24	$12,393	$11,655	$14,004
6/24	$12,425	$11,761	$14,053
7/24	$12,514	$12,028	$14,149
8/24	$12,588	$12,205	$14,239
9/24	$12,671	$11,281	$14,307

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class A	9.43%	4.37%	3.95%
Class A with 3.25% Maximum Sales Charge	5.88%	3.68%	3.45%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%

Performance Inception Date	Oct. 10, 2017
Material Change Date		Sep. 30, 2023
AssetsNet	$ 94,819,780
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 325,488
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000194065
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	CFOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$243	2.32%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$1,000,000	$1,000,000	$1,000,000
11/17	$999,001	$1,095,989	$1,007,148
12/17	$1,003,244	$1,100,820	$1,011,137
1/18	$1,011,152	$1,090,227	$1,020,869
2/18	$1,012,254	$1,079,889	$1,022,896
3/18	$1,014,189	$1,085,336	$1,025,778
4/18	$1,018,889	$1,078,094	$1,030,017
5/18	$1,018,641	$1,083,973	$1,031,753
6/18	$1,017,181	$1,082,401	$1,032,943
7/18	$1,024,918	$1,084,667	$1,040,577
8/18	$1,028,271	$1,090,010	$1,044,752
9/18	$1,034,713	$1,085,340	$1,051,935
10/18	$1,033,374	$1,076,261	$1,051,608
11/18	$1,023,057	$1,081,101	$1,042,121
12/18	$990,714	$1,098,015	$1,015,601
1/19	$1,020,462	$1,113,155	$1,041,464
2/19	$1,038,334	$1,114,368	$1,058,041
3/19	$1,034,127	$1,134,491	$1,056,194
4/19	$1,051,232	$1,136,079	$1,073,638
5/19	$1,046,348	$1,153,482	$1,071,310
6/19	$1,047,599	$1,169,797	$1,073,906
7/19	$1,057,668	$1,173,279	$1,082,514
8/19	$1,056,917	$1,199,827	$1,079,539
9/19	$1,061,463	$1,194,629	$1,084,575
10/19	$1,058,427	$1,198,489	$1,079,697
11/19	$1,064,706	$1,198,249	$1,086,040
12/19	$1,083,323	$1,200,035	$1,103,367
1/20	$1,088,571	$1,221,573	$1,109,532
2/20	$1,072,379	$1,239,864	$1,094,869
3/20	$947,115	$1,215,645	$959,431
4/20	$978,268	$1,239,996	$1,002,622
5/20	$1,012,379	$1,251,577	$1,040,677
6/20	$1,016,977	$1,262,020	$1,052,522
7/20	$1,038,608	$1,284,189	$1,073,122
8/20	$1,052,512	$1,276,784	$1,089,150
9/20	$1,052,637	$1,274,483	$1,096,057
10/20	$1,053,110	$1,269,928	$1,098,286
11/20	$1,077,614	$1,286,499	$1,122,734
12/20	$1,089,425	$1,290,942	$1,137,842
1/21	$1,101,206	$1,282,828	$1,151,371
2/21	$1,105,705	$1,266,275	$1,158,137
3/21	$1,103,664	$1,251,539	$1,158,108
4/21	$1,108,053	$1,262,063	$1,164,059
5/21	$1,114,059	$1,266,877	$1,170,821
6/21	$1,117,760	$1,276,113	$1,175,157
7/21	$1,117,995	$1,288,927	$1,175,002
8/21	$1,122,989	$1,288,066	$1,180,582
9/21	$1,128,980	$1,277,067	$1,188,167
10/21	$1,131,449	$1,276,023	$1,191,335
11/21	$1,127,980	$1,277,564	$1,189,435
12/21	$1,136,718	$1,276,703	$1,197,037
1/22	$1,136,756	$1,248,712	$1,201,389
2/22	$1,130,849	$1,231,687	$1,195,221
3/22	$1,129,009	$1,198,643	$1,195,792
4/22	$1,128,404	$1,153,936	$1,198,387
5/22	$1,095,022	$1,160,286	$1,167,730
6/22	$1,059,196	$1,137,100	$1,142,435
7/22	$1,091,419	$1,165,689	$1,166,797
8/22	$1,107,175	$1,135,386	$1,184,417
9/22	$1,070,917	$1,086,469	$1,157,440
10/22	$1,082,377	$1,074,548	$1,168,942
11/22	$1,097,780	$1,114,614	$1,182,944
12/22	$1,099,198	$1,110,828	$1,187,806
1/23	$1,133,956	$1,145,286	$1,219,489
2/23	$1,141,759	$1,117,145	$1,226,524
3/23	$1,142,465	$1,143,352	$1,226,138
4/23	$1,153,423	$1,150,337	$1,239,034
5/23	$1,147,980	$1,138,410	$1,236,759
6/23	$1,176,833	$1,136,641	$1,264,761
7/23	$1,193,634	$1,137,771	$1,281,017
8/23	$1,207,265	$1,130,920	$1,296,026
9/23	$1,213,288	$1,103,953	$1,308,499
10/23	$1,207,849	$1,087,351	$1,308,261
11/23	$1,227,072	$1,136,287	$1,324,218
12/23	$1,250,296	$1,179,403	$1,346,037
1/24	$1,259,926	$1,176,580	$1,355,124
2/24	$1,270,563	$1,162,474	$1,367,445
3/24	$1,280,885	$1,173,887	$1,379,095
4/24	$1,289,159	$1,146,456	$1,387,392
5/24	$1,300,217	$1,165,459	$1,400,421
6/24	$1,303,864	$1,176,114	$1,405,312
7/24	$1,312,044	$1,202,809	$1,414,896
8/24	$1,321,481	$1,220,515	$1,423,873
9/24	$1,331,011	$1,128,137	$1,430,739

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class I	9.70%	4.62%	4.18%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%

Performance Inception Date	Oct. 10, 2017
Material Change Date		Sep. 30, 2023
AssetsNet	$ 94,819,780
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 325,488
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000194066
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	CFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$239	2.28%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$5,000,000	$5,000,000	$5,000,000
11/17	$4,995,503	$5,479,943	$5,035,741
12/17	$5,011,844	$5,504,100	$5,055,684
1/18	$5,056,669	$5,451,135	$5,104,344
2/18	$5,056,664	$5,399,447	$5,114,480
3/18	$5,071,531	$5,426,680	$5,128,891
4/18	$5,094,832	$5,390,471	$5,150,084
5/18	$5,093,843	$5,419,867	$5,158,766
6/18	$5,085,853	$5,412,007	$5,164,715
7/18	$5,119,139	$5,423,333	$5,202,885
8/18	$5,140,508	$5,450,052	$5,223,760
9/18	$5,167,116	$5,426,699	$5,259,675
10/18	$5,165,132	$5,381,303	$5,258,042
11/18	$5,113,602	$5,405,504	$5,210,605
12/18	$4,946,744	$5,490,077	$5,078,003
1/19	$5,100,643	$5,565,773	$5,207,322
2/19	$5,184,679	$5,571,839	$5,290,207
3/19	$5,168,892	$5,672,454	$5,280,972
4/19	$5,249,228	$5,680,394	$5,368,192
5/19	$5,224,825	$5,767,409	$5,356,550
6/19	$5,236,455	$5,848,985	$5,369,528
7/19	$5,286,781	$5,866,395	$5,412,572
8/19	$5,277,623	$5,999,137	$5,397,696
9/19	$5,305,734	$5,973,146	$5,422,877
10/19	$5,290,568	$5,992,444	$5,398,483
11/19	$5,321,970	$5,991,246	$5,430,200
12/19	$5,414,972	$6,000,174	$5,516,835
1/20	$5,435,727	$6,107,865	$5,547,659
2/20	$5,354,806	$6,199,319	$5,474,343
3/20	$4,734,289	$6,078,224	$4,797,157
4/20	$4,890,040	$6,199,980	$5,013,109
5/20	$5,060,585	$6,257,887	$5,203,384
6/20	$5,083,575	$6,310,102	$5,262,610
7/20	$5,191,708	$6,420,945	$5,365,608
8/20	$5,255,549	$6,383,919	$5,445,751
9/20	$5,261,865	$6,372,414	$5,480,283
10/20	$5,264,228	$6,349,638	$5,491,430
11/20	$5,381,001	$6,432,497	$5,613,668
12/20	$5,445,801	$6,454,709	$5,689,209
1/21	$5,504,710	$6,414,139	$5,756,855
2/21	$5,527,221	$6,331,377	$5,790,683
3/21	$5,517,038	$6,257,696	$5,790,539
4/21	$5,539,012	$6,310,316	$5,820,296
5/21	$5,569,039	$6,334,386	$5,854,103
6/21	$5,587,542	$6,380,565	$5,875,786
7/21	$5,582,834	$6,444,633	$5,875,009
8/21	$5,613,706	$6,440,332	$5,902,908
9/21	$5,643,661	$6,385,334	$5,940,835
10/21	$5,650,068	$6,380,115	$5,956,675
11/21	$5,638,696	$6,387,822	$5,947,174
12/21	$5,676,391	$6,383,515	$5,985,183
1/22	$5,682,551	$6,243,562	$6,006,947
2/22	$5,653,027	$6,158,437	$5,976,103
3/22	$5,644,015	$5,993,214	$5,978,959
4/22	$5,634,916	$5,769,682	$5,991,934
5/22	$5,474,124	$5,801,428	$5,838,649
6/22	$5,295,042	$5,685,501	$5,712,177
7/22	$5,456,141	$5,828,446	$5,833,986
8/22	$5,528,271	$5,676,928	$5,922,087
9/22	$5,353,236	$5,432,344	$5,787,201
10/22	$5,410,608	$5,372,739	$5,844,709
11/22	$5,487,595	$5,573,070	$5,914,721
12/22	$5,494,686	$5,554,141	$5,939,030
1/23	$5,668,432	$5,726,432	$6,097,446
2/23	$5,707,441	$5,585,724	$6,132,618
3/23	$5,710,845	$5,716,761	$6,130,692
4/23	$5,765,548	$5,751,684	$6,195,172
5/23	$5,738,365	$5,692,052	$6,183,793
6/23	$5,882,583	$5,683,206	$6,323,803
7/23	$5,966,573	$5,688,856	$6,405,085
8/23	$6,034,712	$5,654,598	$6,480,128
9/23	$6,064,815	$5,519,764	$6,542,493
10/23	$6,037,629	$5,436,756	$6,541,306
11/23	$6,133,714	$5,681,437	$6,621,090
12/23	$6,249,804	$5,897,014	$6,730,185
1/24	$6,297,944	$5,882,902	$6,775,618
2/24	$6,351,188	$5,812,368	$6,837,225
3/24	$6,402,874	$5,869,437	$6,895,475
4/24	$6,444,265	$5,732,278	$6,936,962
5/24	$6,492,368	$5,827,297	$7,002,104
6/24	$6,517,813	$5,880,568	$7,026,561
7/24	$6,558,702	$6,014,044	$7,074,480
8/24	$6,605,760	$6,102,576	$7,119,365
9/24	$6,653,495	$5,640,684	$7,153,697

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class R6	9.71%	4.63%	4.18%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%

Performance Inception Date	Oct. 10, 2017
Material Change Date		Sep. 30, 2023
AssetsNet	$ 94,819,780
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 325,488
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000241878
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class A
Trading Symbol	CGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as its stock price tripled

↓ An overweight position in Swiss food and drink conglomerate Nestle SA declined in value as inflation weakened consumer buying power and depressed sales

↓ An overweight position in British-Dutch consumer products firm Reckitt Benckiser Group fell in value due to U.S. litigation against its baby formula business

↓ Among sectors, stock selections and an overweight position in consumer staples, and stock selections and an underweight in information technology hurt returns

↑ An overweight position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ An overweight position in Tokyo-based recruiting firm Recruit Holdings Co. nearly doubled in price as recession fears receded and hiring remained strong

↑ An overweight position in U.S.-based medical device firm Boston Scientific Corp. rose in value on strong sales, mainly in its heart rhythm treatments business

↑ Among sectors, stock selections and an overweight exposure to industrials, avoiding the weak energy sector, and stock selections in health care helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index
12/15	$9,513	$10,000
1/16	$8,963	$9,414
2/16	$8,565	$9,344
3/16	$9,077	$9,978
4/16	$9,238	$10,136
5/16	$9,371	$10,193
6/16	$9,077	$10,078
7/16	$9,617	$10,504
8/16	$9,522	$10,513
9/16	$9,503	$10,569
10/16	$9,276	$10,364
11/16	$9,276	$10,513
12/16	$9,467	$10,765
1/17	$9,773	$11,025
2/17	$9,945	$11,331
3/17	$10,059	$11,451
4/17	$10,327	$11,621
5/17	$10,461	$11,867
6/17	$10,489	$11,912
7/17	$10,805	$12,197
8/17	$10,728	$12,215
9/17	$11,024	$12,489
10/17	$11,120	$12,725
11/17	$11,301	$13,000
12/17	$11,441	$13,176
1/18	$12,085	$13,872
2/18	$11,510	$13,297
3/18	$11,550	$13,007
4/18	$11,689	$13,157
5/18	$11,709	$13,239
6/18	$11,709	$13,233
7/18	$11,996	$13,646
8/18	$12,125	$13,815
9/18	$12,174	$13,892
10/18	$11,134	$12,872
11/18	$11,421	$13,018
12/18	$10,548	$12,028
1/19	$11,238	$12,964
2/19	$11,627	$13,354
3/19	$11,972	$13,529
4/19	$12,446	$14,009
5/19	$11,648	$13,201
6/19	$12,554	$14,071
7/19	$12,554	$14,140
8/19	$12,425	$13,851
9/19	$12,597	$14,146
10/19	$13,018	$14,506
11/19	$13,396	$14,910
12/19	$13,900	$15,357
1/20	$13,812	$15,263
2/20	$12,799	$13,973
3/20	$10,860	$12,124
4/20	$12,080	$13,448
5/20	$12,756	$14,098
6/20	$13,039	$14,471
7/20	$13,442	$15,163
8/20	$14,205	$16,176
9/20	$13,802	$15,618
10/20	$13,213	$15,139
11/20	$15,011	$17,075
12/20	$15,829	$17,799
1/21	$15,588	$17,622
2/21	$16,102	$18,073
3/21	$16,594	$18,675
4/21	$17,523	$19,544
5/21	$17,862	$19,825
6/21	$18,026	$20,121
7/21	$18,529	$20,481
8/21	$19,239	$20,991
9/21	$18,332	$20,119
10/21	$19,513	$21,259
11/21	$18,857	$20,793
12/21	$19,771	$21,682
1/22	$18,947	$20,535
2/22	$18,446	$20,015
3/22	$18,387	$20,565
4/22	$16,883	$18,856
5/22	$16,883	$18,871
6/22	$15,523	$17,236
7/22	$16,919	$18,604
8/22	$15,881	$17,827
9/22	$14,342	$16,169
10/22	$15,332	$17,331
11/22	$16,704	$18,536
12/22	$16,070	$17,748
1/23	$17,272	$19,004
2/23	$16,677	$18,547
3/23	$17,490	$19,121
4/23	$17,927	$19,456
5/23	$17,782	$19,262
6/23	$18,595	$20,426
7/23	$18,874	$21,113
8/23	$18,473	$20,608
9/23	$17,393	$19,719
10/23	$17,017	$19,147
11/23	$18,643	$20,942
12/23	$19,633	$21,970
1/24	$19,781	$22,234
2/24	$20,511	$23,177
3/24	$20,869	$23,921
4/24	$20,239	$23,033
5/24	$20,968	$24,061
6/24	$21,302	$24,551
7/24	$21,191	$24,984
8/24	$21,636	$25,644
9/24	$22,003	$26,213

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class A	26.45%	11.78%	10.05%
Class A with 5.25% Maximum Sales Charge	19.85%	10.57%	9.38%
MSCI World Index (net of foreign withholding taxes)	32.43%	13.03%	11.58%

Performance Inception Date	Dec. 17, 2015
AssetsNet	$ 11,202,827
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,202,827
# of Portfolio Holdings	41
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	7.2%
Australia	2.0%
Denmark	2.1%
Hong Kong	2.9%
Germany	3.0%
Japan	3.1%
Switzerland	3.4%
Netherlands	6.0%
France	6.9%
United Kingdom	7.6%
United States	55.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.6%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Visa, Inc., Class A	3.5%
Nestle SA	3.4%
IMCD NV	3.2%
Siemens AG	3.0%
AIA Group Ltd.	2.9%
ASML Holding NV	2.8%
Total	39.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241877
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class I
Trading Symbol	CGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as its stock price tripled

↓ An overweight position in Swiss food and drink conglomerate Nestle SA declined in value as inflation weakened consumer buying power and depressed sales

↓ An overweight position in British-Dutch consumer products firm Reckitt Benckiser Group fell in value due to U.S. litigation against its baby formula business

↓ Among sectors, stock selections and an overweight position in consumer staples, and stock selections and an underweight in information technology hurt returns

↑ An overweight position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ An overweight position in Tokyo-based recruiting firm Recruit Holdings Co. nearly doubled in price as recession fears receded and hiring remained strong

↑ An overweight position in U.S.-based medical device firm Boston Scientific Corp. rose in value on strong sales, mainly in its heart rhythm treatments business

↑ Among sectors, stock selections and an overweight exposure to industrials, avoiding the weak energy sector, and stock selections in health care helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index
12/15	$1,000,000	$1,000,000
1/16	$946,000	$941,384
2/16	$904,000	$934,377
3/16	$958,000	$997,783
4/16	$975,000	$1,013,572
5/16	$989,000	$1,019,264
6/16	$958,000	$1,007,843
7/16	$1,015,000	$1,050,423
8/16	$1,005,000	$1,051,296
9/16	$1,003,000	$1,056,880
10/16	$979,000	$1,036,427
11/16	$979,000	$1,051,330
12/16	$999,168	$1,076,486
1/17	$1,031,432	$1,102,467
2/17	$1,049,580	$1,133,054
3/17	$1,061,679	$1,145,123
4/17	$1,089,910	$1,162,078
5/17	$1,104,025	$1,186,662
6/17	$1,107,050	$1,191,227
7/17	$1,140,322	$1,219,736
8/17	$1,132,256	$1,221,454
9/17	$1,163,512	$1,248,868
10/17	$1,173,594	$1,272,470
11/17	$1,192,751	$1,300,041
12/17	$1,207,508	$1,317,623
1/18	$1,275,463	$1,387,193
2/18	$1,214,826	$1,329,725
3/18	$1,219,008	$1,300,742
4/18	$1,233,644	$1,315,689
5/18	$1,235,735	$1,323,934
6/18	$1,235,735	$1,323,302
7/18	$1,266,053	$1,364,634
8/18	$1,279,644	$1,381,518
9/18	$1,284,872	$1,389,211
10/18	$1,175,098	$1,287,204
11/18	$1,205,417	$1,301,826
12/18	$1,113,269	$1,202,838
1/19	$1,186,121	$1,296,426
2/19	$1,227,100	$1,335,409
3/19	$1,263,526	$1,352,949
4/19	$1,313,612	$1,400,924
5/19	$1,229,377	$1,320,089
6/19	$1,324,995	$1,407,076
7/19	$1,324,995	$1,414,046
8/19	$1,311,335	$1,385,122
9/19	$1,329,548	$1,414,599
10/19	$1,373,942	$1,450,597
11/19	$1,413,783	$1,490,996
12/19	$1,466,977	$1,535,664
1/20	$1,457,779	$1,526,317
2/20	$1,350,860	$1,397,305
3/20	$1,146,219	$1,212,382
4/20	$1,274,982	$1,344,827
5/20	$1,346,261	$1,409,793
6/20	$1,376,153	$1,447,084
7/20	$1,418,690	$1,516,314
8/20	$1,499,167	$1,617,626
9/20	$1,456,630	$1,561,819
10/20	$1,394,547	$1,513,910
11/20	$1,584,243	$1,707,481
12/20	$1,670,582	$1,779,873
1/21	$1,645,200	$1,762,183
2/21	$1,699,425	$1,807,338
3/21	$1,751,342	$1,867,472
4/21	$1,849,408	$1,954,385
5/21	$1,885,173	$1,982,538
6/21	$1,902,479	$2,012,092
7/21	$1,955,550	$2,048,130
8/21	$2,030,542	$2,099,104
9/21	$1,934,783	$2,011,949
10/21	$2,059,385	$2,125,906
11/21	$1,990,162	$2,079,321
12/21	$2,086,519	$2,168,192
1/22	$2,000,892	$2,053,471
2/22	$1,949,264	$2,001,536
3/22	$1,942,968	$2,056,465
4/22	$1,785,566	$1,885,628
5/22	$1,784,307	$1,887,056
6/22	$1,642,016	$1,723,595
7/22	$1,784,307	$1,860,442
8/22	$1,674,755	$1,782,661
9/22	$1,513,576	$1,616,945
10/22	$1,618,091	$1,733,063
11/22	$1,761,641	$1,853,563
12/22	$1,696,384	$1,774,848
1/23	$1,823,420	$1,900,429
2/23	$1,761,827	$1,854,745
3/23	$1,847,801	$1,912,056
4/23	$1,895,279	$1,945,574
5/23	$1,878,598	$1,926,151
6/23	$1,965,855	$2,042,640
7/23	$1,995,368	$2,111,258
8/23	$1,954,306	$2,060,829
9/23	$1,838,818	$1,971,928
10/23	$1,799,039	$1,914,711
11/23	$1,972,271	$2,094,219
12/23	$2,076,453	$2,197,033
1/24	$2,093,473	$2,223,399
2/24	$2,170,719	$2,317,665
3/24	$2,208,687	$2,392,143
4/24	$2,143,225	$2,303,288
5/24	$2,220,470	$2,406,134
6/24	$2,257,128	$2,455,094
7/24	$2,245,345	$2,498,359
8/24	$2,292,478	$2,564,391
9/24	$2,331,755	$2,621,267

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class I	26.81%	11.88%	10.11%
MSCI World Index (net of foreign withholding taxes)	32.43%	13.03%	11.58%

Performance Inception Date	Dec. 17, 2015
AssetsNet	$ 11,202,827
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,202,827
# of Portfolio Holdings	41
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	7.2%
Australia	2.0%
Denmark	2.1%
Hong Kong	2.9%
Germany	3.0%
Japan	3.1%
Switzerland	3.4%
Netherlands	6.0%
France	6.9%
United Kingdom	7.6%
United States	55.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.6%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Visa, Inc., Class A	3.5%
Nestle SA	3.4%
IMCD NV	3.2%
Siemens AG	3.0%
AIA Group Ltd.	2.9%
ASML Holding NV	2.8%
Total	39.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241880
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	CSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.31%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Small Cap Index
9/14	$9,475	$10,000	$10,000
10/14	$9,918	$10,065	$10,170
11/14	$9,849	$10,266	$10,214
12/14	$9,940	$10,101	$10,271
1/15	$9,677	$9,918	$10,086
2/15	$10,135	$10,499	$10,707
3/15	$10,272	$10,335	$10,728
4/15	$9,934	$10,577	$10,828
5/15	$10,037	$10,613	$10,984
6/15	$9,980	$10,367	$10,884
7/15	$9,780	$10,553	$10,836
8/15	$9,259	$9,854	$10,262
9/15	$8,939	$9,491	$9,824
10/15	$9,459	$10,243	$10,388
11/15	$9,534	$10,192	$10,504
12/15	$9,239	$10,013	$10,239
1/16	$8,639	$9,414	$9,444
2/16	$8,588	$9,344	$9,509
3/16	$9,230	$9,978	$10,308
4/16	$9,230	$10,136	$10,551
5/16	$9,416	$10,193	$10,677
6/16	$9,171	$10,078	$10,474
7/16	$9,509	$10,504	$11,052
8/16	$9,517	$10,513	$11,068
9/16	$9,644	$10,569	$11,233
10/16	$9,416	$10,364	$10,819
11/16	$9,720	$10,513	$11,272
12/16	$9,973	$10,765	$11,541
1/17	$10,184	$11,025	$11,807
2/17	$10,429	$11,331	$12,058
3/17	$10,607	$11,451	$12,146
4/17	$10,826	$11,621	$12,391
5/17	$10,995	$11,867	$12,469
6/17	$11,155	$11,912	$12,663
7/17	$11,451	$12,197	$12,950
8/17	$11,341	$12,215	$12,943
9/17	$11,738	$12,489	$13,453
10/17	$11,831	$12,725	$13,648
11/17	$12,186	$13,000	$13,947
12/17	$12,286	$13,176	$14,156
1/18	$12,754	$13,872	$14,657
2/18	$12,226	$13,297	$14,071
3/18	$12,364	$13,007	$14,078
4/18	$12,477	$13,157	$14,207
5/18	$12,815	$13,239	$14,586
6/18	$12,815	$13,233	$14,538
7/18	$12,962	$13,646	$14,715
8/18	$13,153	$13,815	$15,038
9/18	$13,135	$13,892	$14,823
10/18	$11,931	$12,872	$13,354
11/18	$12,122	$13,018	$13,439
12/18	$11,147	$12,028	$12,195
1/19	$12,071	$12,964	$13,451
2/19	$12,557	$13,354	$13,955
3/19	$12,548	$13,529	$13,868
4/19	$12,977	$14,009	$14,300
5/19	$12,433	$13,201	$13,364
6/19	$13,234	$14,071	$14,141
7/19	$13,310	$14,140	$14,223
8/19	$13,072	$13,851	$13,737
9/19	$13,205	$14,146	$14,020
10/19	$13,386	$14,506	$14,407
11/19	$13,901	$14,910	$14,874
12/19	$14,318	$15,357	$15,389
1/20	$14,101	$15,263	$14,961
2/20	$12,948	$13,973	$13,586
3/20	$10,603	$12,124	$10,763
4/20	$11,884	$13,448	$12,209
5/20	$12,751	$14,098	$13,072
6/20	$12,859	$14,471	$13,408
7/20	$13,431	$15,163	$13,933
8/20	$14,042	$16,176	$14,728
9/20	$13,736	$15,618	$14,409
10/20	$13,786	$15,139	$14,406
11/20	$15,224	$17,075	$16,621
12/20	$16,363	$17,799	$17,845
1/21	$16,085	$17,622	$18,214
2/21	$16,772	$18,073	$19,123
3/21	$17,200	$18,675	$19,527
4/21	$18,036	$19,544	$20,285
5/21	$18,205	$19,825	$20,457
6/21	$18,085	$20,121	$20,499
7/21	$18,434	$20,481	$20,360
8/21	$18,732	$20,991	$20,855
9/21	$17,926	$20,119	$20,206
10/21	$18,732	$21,259	$20,936
11/21	$18,065	$20,793	$19,919
12/21	$19,123	$21,682	$20,656
1/22	$17,505	$20,535	$19,096
2/22	$17,586	$20,015	$19,137
3/22	$17,250	$20,565	$19,314
4/22	$15,898	$18,856	$17,806
5/22	$15,643	$18,871	$17,769
6/22	$14,314	$17,236	$15,996
7/22	$15,643	$18,604	$17,453
8/22	$14,707	$17,827	$16,884
9/22	$13,389	$16,169	$15,152
10/22	$14,510	$17,331	$16,370
11/22	$15,585	$18,536	$17,378
12/22	$15,059	$17,748	$16,782
1/23	$16,322	$19,004	$18,338
2/23	$16,009	$18,547	$17,964
3/23	$16,021	$19,121	$17,502
4/23	$16,189	$19,456	$17,484
5/23	$15,588	$19,262	$16,997
6/23	$16,346	$20,426	$18,065
7/23	$16,851	$21,113	$18,951
8/23	$16,177	$20,608	$18,229
9/23	$15,191	$19,719	$17,273
10/23	$14,445	$19,147	$16,213
11/23	$15,949	$20,942	$17,722
12/23	$17,189	$21,970	$19,427
1/24	$16,729	$22,234	$18,889
2/24	$17,238	$23,177	$19,519
3/24	$17,758	$23,921	$20,280
4/24	$16,753	$23,033	$19,233
5/24	$17,286	$24,061	$20,108
6/24	$16,995	$24,551	$19,717
7/24	$18,037	$24,984	$21,068
8/24	$18,460	$25,644	$21,171
9/24	$18,625	$26,114	$21,568

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	22.64%	7.12%	6.99%
Class A with 5.25% Maximum Sales Charge	16.20%	5.97%	6.41%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%

AssetsNet	$ 25,965,779
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241881
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	CSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.06%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Index	MSCI World Small Cap Index
9/14	$10,000	$10,000	$10,000
10/14	$10,462	$10,065	$10,170
11/14	$10,380	$10,266	$10,214
12/14	$10,463	$10,101	$10,271
1/15	$10,185	$9,918	$10,086
2/15	$10,665	$10,499	$10,707
3/15	$10,797	$10,335	$10,728
4/15	$10,435	$10,577	$10,828
5/15	$10,540	$10,613	$10,984
6/15	$10,470	$10,367	$10,884
7/15	$10,254	$10,553	$10,836
8/15	$9,705	$9,854	$10,262
9/15	$9,364	$9,491	$9,824
10/15	$9,900	$10,243	$10,388
11/15	$9,978	$10,192	$10,504
12/15	$9,655	$10,013	$10,239
1/16	$9,021	$9,414	$9,444
2/16	$8,965	$9,344	$9,509
3/16	$9,633	$9,978	$10,308
4/16	$9,633	$10,136	$10,551
5/16	$9,811	$10,193	$10,677
6/16	$9,544	$10,078	$10,474
7/16	$9,889	$10,504	$11,052
8/16	$9,900	$10,513	$11,068
9/16	$10,022	$10,569	$11,233
10/16	$9,777	$10,364	$10,819
11/16	$10,089	$10,513	$11,272
12/16	$10,345	$10,765	$11,541
1/17	$10,556	$11,025	$11,807
2/17	$10,812	$11,331	$12,058
3/17	$10,990	$11,451	$12,146
4/17	$11,201	$11,621	$12,391
5/17	$11,368	$11,867	$12,469
6/17	$11,535	$11,912	$12,663
7/17	$11,824	$12,197	$12,950
8/17	$11,702	$12,215	$12,943
9/17	$12,102	$12,489	$13,453
10/17	$12,202	$12,725	$13,648
11/17	$12,558	$13,000	$13,947
12/17	$12,655	$13,176	$14,156
1/18	$13,124	$13,872	$14,657
2/18	$12,575	$13,297	$14,071
3/18	$12,701	$13,007	$14,078
4/18	$12,815	$13,157	$14,207
5/18	$13,158	$13,239	$14,586
6/18	$13,147	$13,233	$14,538
7/18	$13,284	$13,646	$14,715
8/18	$13,478	$13,815	$15,038
9/18	$13,455	$13,892	$14,823
10/18	$12,210	$12,872	$13,354
11/18	$12,393	$13,018	$13,439
12/18	$11,384	$12,028	$12,195
1/19	$12,334	$12,964	$13,451
2/19	$12,822	$13,354	$13,955
3/19	$12,796	$13,529	$13,868
4/19	$13,232	$14,009	$14,300
5/19	$12,668	$13,201	$13,364
6/19	$13,476	$14,071	$14,141
7/19	$13,540	$14,140	$14,223
8/19	$13,297	$13,851	$13,737
9/19	$13,412	$14,146	$14,020
10/19	$13,592	$14,506	$14,407
11/19	$14,105	$14,910	$14,874
12/19	$14,525	$15,357	$15,389
1/20	$14,298	$15,263	$14,961
2/20	$13,124	$13,973	$13,586
3/20	$10,737	$12,124	$10,763
4/20	$12,017	$13,448	$12,209
5/20	$12,898	$14,098	$13,072
6/20	$13,004	$14,471	$13,408
7/20	$13,565	$15,163	$13,933
8/20	$14,178	$16,176	$14,728
9/20	$13,858	$15,618	$14,409
10/20	$13,898	$15,139	$14,406
11/20	$15,339	$17,075	$16,621
12/20	$16,473	$17,799	$17,845
1/21	$16,189	$17,622	$18,214
2/21	$16,865	$18,073	$19,123
3/21	$17,284	$18,675	$19,527
4/21	$18,122	$19,544	$20,285
5/21	$18,270	$19,825	$20,457
6/21	$18,149	$20,121	$20,499
7/21	$18,487	$20,481	$20,360
8/21	$18,757	$20,991	$20,855
9/21	$17,946	$20,119	$20,206
10/21	$18,743	$21,259	$20,936
11/21	$18,068	$20,793	$19,919
12/21	$19,119	$21,682	$20,656
1/22	$17,483	$20,535	$19,096
2/22	$17,549	$20,015	$19,137
3/22	$17,202	$20,565	$19,314
4/22	$15,847	$18,856	$17,806
5/22	$15,582	$18,871	$17,769
6/22	$14,244	$17,236	$15,996
7/22	$15,566	$18,604	$17,453
8/22	$14,624	$17,827	$16,884
9/22	$13,302	$16,169	$15,152
10/22	$14,409	$17,331	$16,370
11/22	$15,467	$18,536	$17,378
12/22	$14,931	$17,748	$16,782
1/23	$16,171	$19,004	$18,338
2/23	$15,856	$18,547	$17,964
3/23	$15,856	$19,121	$17,502
4/23	$16,014	$19,456	$17,484
5/23	$15,420	$19,262	$16,997
6/23	$16,153	$20,426	$18,065
7/23	$16,642	$21,113	$18,951
8/23	$15,961	$20,608	$18,229
9/23	$14,983	$19,719	$17,273
10/23	$14,232	$19,147	$16,213
11/23	$15,717	$20,942	$17,722
12/23	$16,921	$21,970	$19,427
1/24	$16,465	$22,234	$18,889
2/24	$16,956	$23,177	$19,519
3/24	$17,446	$23,921	$20,280
4/24	$16,448	$23,033	$19,233
5/24	$16,973	$24,061	$20,108
6/24	$16,675	$24,551	$19,717
7/24	$17,674	$24,984	$21,068
8/24	$18,077	$25,644	$21,171
9/24	$18,234	$26,114	$21,568

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	21.70%	6.33%	6.19%
Class C with 1% Maximum Deferred Sales Charge	20.70%	6.33%	6.19%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%

AssetsNet	$ 25,965,779
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241879
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class I
Trading Symbol	CSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index	MSCI World Small Cap Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,047,149	$1,006,469	$1,016,971
11/14	$1,039,474	$1,026,640	$1,021,428
12/14	$1,048,899	$1,010,085	$1,027,122
1/15	$1,022,156	$991,783	$1,008,565
2/15	$1,070,293	$1,049,890	$1,070,723
3/15	$1,085,150	$1,033,455	$1,072,812
4/15	$1,049,493	$1,057,692	$1,082,787
5/15	$1,060,784	$1,061,336	$1,098,404
6/15	$1,054,841	$1,036,657	$1,088,381
7/15	$1,034,042	$1,055,265	$1,083,629
8/15	$979,368	$985,434	$1,026,185
9/15	$945,494	$949,087	$982,408
10/15	$1,000,762	$1,024,296	$1,038,789
11/15	$1,009,298	$1,019,200	$1,050,416
12/15	$978,002	$1,001,285	$1,023,944
1/16	$914,541	$941,384	$944,376
2/16	$909,325	$934,377	$950,880
3/16	$977,133	$997,783	$1,030,836
4/16	$978,002	$1,013,572	$1,055,064
5/16	$997,997	$1,019,265	$1,067,694
6/16	$971,917	$1,007,843	$1,047,432
7/16	$1,007,560	$1,050,423	$1,105,167
8/16	$1,009,298	$1,051,296	$1,106,753
9/16	$1,023,208	$1,056,880	$1,123,297
10/16	$998,866	$1,036,427	$1,081,922
11/16	$1,031,901	$1,051,330	$1,127,232
12/16	$1,058,851	$1,076,486	$1,154,106
1/17	$1,080,584	$1,102,467	$1,180,651
2/17	$1,107,533	$1,133,054	$1,205,755
3/17	$1,126,659	$1,145,123	$1,214,637
4/17	$1,149,262	$1,162,078	$1,239,075
5/17	$1,167,518	$1,186,662	$1,246,926
6/17	$1,185,774	$1,191,227	$1,266,319
7/17	$1,217,070	$1,219,736	$1,295,033
8/17	$1,205,768	$1,221,454	$1,294,258
9/17	$1,247,496	$1,248,868	$1,345,317
10/17	$1,258,798	$1,272,470	$1,364,835
11/17	$1,296,179	$1,300,041	$1,394,657
12/17	$1,307,787	$1,317,623	$1,415,627
1/18	$1,356,919	$1,387,193	$1,465,735
2/18	$1,301,534	$1,329,725	$1,407,103
3/18	$1,315,827	$1,300,742	$1,407,814
4/18	$1,328,333	$1,315,689	$1,420,731
5/18	$1,364,958	$1,323,934	$1,458,633
6/18	$1,364,958	$1,323,302	$1,453,802
7/18	$1,381,038	$1,364,634	$1,471,478
8/18	$1,401,583	$1,381,518	$1,503,803
9/18	$1,400,690	$1,389,211	$1,482,275
10/18	$1,272,055	$1,287,204	$1,335,384
11/18	$1,292,601	$1,301,826	$1,343,914
12/18	$1,188,721	$1,202,838	$1,219,480
1/19	$1,287,863	$1,296,426	$1,345,076
2/19	$1,339,888	$1,335,409	$1,395,543
3/19	$1,338,906	$1,352,949	$1,386,757
4/19	$1,385,042	$1,400,924	$1,430,031
5/19	$1,327,127	$1,320,089	$1,336,430
6/19	$1,413,508	$1,407,076	$1,414,132
7/19	$1,422,343	$1,414,046	$1,422,257
8/19	$1,396,821	$1,385,122	$1,373,736
9/19	$1,410,563	$1,414,599	$1,401,998
10/19	$1,431,177	$1,450,597	$1,440,719
11/19	$1,486,147	$1,490,996	$1,487,380
12/19	$1,531,654	$1,535,664	$1,538,865
1/20	$1,508,278	$1,526,317	$1,496,149
2/20	$1,385,298	$1,397,305	$1,358,596
3/20	$1,135,274	$1,212,382	$1,076,292
4/20	$1,271,466	$1,344,827	$1,220,906
5/20	$1,364,971	$1,409,793	$1,307,202
6/20	$1,377,167	$1,447,084	$1,340,844
7/20	$1,438,149	$1,516,314	$1,393,302
8/20	$1,505,228	$1,617,626	$1,472,758
9/20	$1,472,705	$1,561,819	$1,440,878
10/20	$1,476,770	$1,513,910	$1,440,597
11/20	$1,632,273	$1,707,481	$1,662,102
12/20	$1,754,464	$1,779,873	$1,784,510
1/21	$1,725,668	$1,762,183	$1,821,407
2/21	$1,798,685	$1,807,338	$1,912,323
3/21	$1,844,963	$1,867,472	$1,952,715
4/21	$1,935,463	$1,954,385	$2,028,502
5/21	$1,953,975	$1,982,538	$2,045,654
6/21	$1,941,634	$2,012,092	$2,049,914
7/21	$1,979,685	$2,048,130	$2,035,987
8/21	$2,011,566	$2,099,104	$2,085,473
9/21	$1,925,179	$2,011,949	$2,020,630
10/21	$2,012,594	$2,125,906	$2,093,570
11/21	$1,940,605	$2,079,321	$1,991,946
12/21	$2,055,819	$2,168,192	$2,065,623
1/22	$1,882,021	$2,053,471	$1,909,581
2/22	$1,891,544	$2,001,536	$1,913,682
3/22	$1,854,642	$2,056,465	$1,931,386
4/22	$1,710,603	$1,885,628	$1,780,645
5/22	$1,683,224	$1,887,056	$1,776,915
6/22	$1,540,376	$1,723,595	$1,599,558
7/22	$1,684,415	$1,860,442	$1,745,291
8/22	$1,583,231	$1,782,661	$1,688,438
9/22	$1,441,573	$1,616,945	$1,515,180
10/22	$1,562,994	$1,733,063	$1,637,033
11/22	$1,679,653	$1,853,563	$1,737,843
12/22	$1,622,891	$1,774,848	$1,678,223
1/23	$1,759,268	$1,900,429	$1,833,772
2/23	$1,725,794	$1,854,745	$1,796,397
3/23	$1,727,034	$1,912,056	$1,750,207
4/23	$1,745,631	$1,945,574	$1,748,386
5/23	$1,681,161	$1,926,151	$1,699,747
6/23	$1,764,228	$2,042,640	$1,806,501
7/23	$1,818,779	$2,111,258	$1,895,142
8/23	$1,745,631	$2,060,829	$1,822,913
9/23	$1,640,248	$1,971,928	$1,727,261
10/23	$1,559,662	$1,914,711	$1,621,281
11/23	$1,722,075	$2,094,219	$1,772,222
12/23	$1,858,191	$2,197,033	$1,942,708
1/24	$1,808,172	$2,223,399	$1,888,934
2/24	$1,863,192	$2,317,665	$1,951,948
3/24	$1,919,463	$2,392,143	$2,027,969
4/24	$1,810,673	$2,303,288	$1,923,257
5/24	$1,870,695	$2,406,134	$2,010,797
6/24	$1,838,183	$2,455,094	$1,971,689
7/24	$1,951,975	$2,498,359	$2,106,765
8/24	$1,998,243	$2,564,391	$2,117,145
9/24	$2,017,000	$2,611,356	$2,156,765

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	22.97%	7.41%	7.26%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%

AssetsNet	$ 25,965,779
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745